CONVERTIBLE DEBT (Details 1) - Fair Value, Inputs, Level 3 [Member]	9 Months Ended
Sep. 30, 2019 Number
Stock Price [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	0.08
Stock Price [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	0.10
Volatility [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	153.9
Volatility [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	158.2
Risk-Free Rate [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	1.75
Risk-Free Rate [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	1.87
Probability of QPI [Member]
Embedded Derivative Liability, Measurement Input	50
Terms [Member] | Minimum [Member]
Embedded Derivative, Term	11 months 19 days
Terms [Member] | Maximum [Member]
Embedded Derivative, Term	1 year